Summary of Significant Accounting Policies - Effect of Adoption, Deferred Policy Acquisition Costs (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	$ 12,923,000	$ 12,923,000	[1]	$ 13,525,000	$ 13,525,000	[1]	$ 14,043,000	$ 13,897,000	$ 12,337,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	13,422,000			14,249,000	14,249,000		13,897,000
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	$ (499,000)			$ (724,000)	(724,000)		146,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs		$ 12,699,000			$ 13,364,000		13,876,000	$ 13,725,000
Variable Annuity | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs							13,725,000
Variable Annuity | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs							151,000
Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs							167,000
Other product lines | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs							172,000
Other product lines | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs							$ (5,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.